RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
25.	RELATED PARTY TRANSACTIONS

During the year ended January 31, 2019, the Company entered in the related party transactions as described below.

Balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable at the years ended January 31,:

	2019	2018	2017
Due to the President and CEO	$484	$19,455	$7,586
Due to current and former directors and officers of the Company	316,261	2,901	-
Due to a director and CFO of the Company	1,888	-	16,501
Due to former director of Oregon operations of EFF	301,213	-	-
Due to the CEO of EFF	301,213	-	-
Due to significant shareholder	31,759,648	-	-
	$32,680,707	$22,356	$24,087

The Company had the following transactions with related parties during the years ended January 31,:

	2019	2018	2017
Consulting fees paid to a director	$98,583	$-	$-
Salaries paid or accrued to directors and officers	1,113,900	4,881	4,605
Equity compensation for directors and officers	2,824,852	245,380	-
Convertible debenture interest paid to directors and officers	41,504	-	-
Rents paid to significant shareholder	93,000	-	-
	$4,171,839	$250,261	$4,605

Additional Related Party Transactions

Pursuant to a definitive agreement for the acquisition of Phantom Venture Group LLC and Phantom Brands, LLC of Oregon (together, "Phantom Farms"), a private company involved in the cannabis industry, of which, a Director of the Company is a principal owner, the Company paid $900,000 to be applied to the purchase consideration (Notes 8 and 31).

On June 26, 2018, a total of 965,000 stock options were granted to purchase common shares exercisable on or before June 25, 2021, at an exercise price of C$2.80 per share. In connection to these options, the Company recorded share based compensation expense of C$1,825,245.

On June 28, 2018, a director was granted a total of 100,000 stock options to purchase common shares exercisable on or before June 27, 2021, at an exercise price of C$2.80 per share. In connection to these options, the Company recorded a share based compensation expense of C$180,818.

Additionally, directors and officers of the Company have subscribed to the convertible debentures totaling a face value of $176,670.

During the year ended January 31, 2018, the Company:

(i)	settled C$9,000 of accounts payable and accrued liabilities through the issuance of 36,000 common shares to the former CEO

(ii)	settled C$12,000 of accounts payable and accrued liabilities through the issuance of 48,000 common shares to the former CFO

(iii)	granted a total 465,000 stock options to directors and officers in order to purchase common shares, exercisable on or before December 15, 2020, at an exercise price of C$0.65 per share.